N-4	May 01, 2026 USD ($)
Prospectus:
Document Type	EX-99.4R HISTORIC
Entity Registrant Name	MASSMUTUAL ASCEND LIFE INSURANCE CO
Entity Central Index Key	0000723258
Entity Investment Company Type	N-4
Document Period End Date	May 01, 2026
Amendment Flag	false
Non-variable Annuities [Line Items]
Non-variable Annuities [Text Block]
Index Frontier 5 Plus - CALENDAR YEAR 2025 UPSIDE RATES

	Strategy 1 FIX 1‑Year N/A Fix Rate	Strategy 2 S&P 500 1‑Year 10% Buffer Cap	Strategy 3 FTBE 1‑Year 10% Buffer Cap	Strategy 4 S&P 500 1‑Year 10% Buffer Trigger	Strategy 5 S&P 500 1‑Year 10% Buffer Trigger	Strategy 6 S&P 500 1‑Year 20% Buffer Cap	Strategy 7 S&P 500 1‑Year 20% Buffer Trigger	Strategy 8 S&P 500 1‑Year ‑10% Floor Cap	Strategy 9 MSCI EAFE 1‑Year ‑10% Floor Cap	Strategy 10 iYR 1‑Year ‑10% Floor Cap	Strategy 11 GLD 1‑Year ‑10% Floor Cap	Strategy 12 S&P 500 5‑Year 10% Buffer Par Rate	Strategy 13 S&P 500 5‑Year 20% Buffer Cap	Strategy 14 S&P 500 5‑Year 10% Buffer Cap
PURCHASE PAYMENTS $250,000 AND OVER
1/6/2025	3.70%	10.75%	13.75%	8.00%	6.00%	7.50%	6.50%	11.00%	13.00%	18.00%	21.00%	101%	45.00%	N/A
1/20/2025	3.70%	10.75%	13.75%	8.00%	6.00%	7.50%	6.50%	11.00%	13.00%	18.00%	21.00%	101%	45.00%	N/A
2/6/2025	4.00%	14.00%	16.00%	10.00%	7.75%	9.00%	8.00%	12.50%	16.00%	22.00%	24.00%	101%	50.00%	N/A
2/20/2025	4.00%	14.00%	16.00%	10.00%	7.75%	9.00%	8.00%	12.50%	16.00%	22.00%	24.00%	101%	50.00%	N/A
3/6/2025	4.00%	14.00%	16.00%	10.00%	7.75%	9.00%	8.00%	12.50%	16.00%	22.00%	24.00%	105%	50.00%	N/A
3/20/2025	4.00%	14.00%	16.00%	10.00%	7.75%	9.00%	8.00%	12.50%	16.00%	22.00%	24.00%	105%	50.00%	N/A
4/6/2025	4.00%	14.00%	16.00%	10.00%	7.75%	9.00%	8.00%	12.50%	16.00%	22.00%	24.00%	105%	50.00%	N/A
4/20/2025	4.00%	14.00%	16.00%	10.00%	7.75%	9.00%	8.00%	12.50%	16.00%	22.00%	24.00%	105%	50.00%	N/A
5/6/2025	4.00%	16.00%	16.00%	12.00%	10.00%	11.00%	9.00%	14.00%	16.00%	22.00%	24.00%	105%	60.00%	N/A
5/20/2025	4.00%	16.00%	16.00%	12.00%	10.00%	11.00%	9.00%	14.00%	16.00%	22.00%	24.00%	105%	60.00%	N/A
6/6/2025	4.00%	16.00%	16.00%	12.00%	10.00%	11.00%	9.00%	14.00%	16.00%	22.00%	24.00%	105%	90.00%	200.00%
6/20/2025	4.00%	16.00%	16.00%	12.00%	10.00%	11.00%	9.00%	14.00%	16.00%	22.00%	24.00%	105%	90.00%	200.00%
7/6/2025	4.00%	16.00%	16.00%	12.00%	10.00%	11.00%	9.00%	14.00%	16.00%	22.00%	24.00%	105%	90.00%	200.00%
7/20/2025	4.00%	25.00%	30.00%	12.00%	10.00%	15.00%	9.00%	20.00%	16.00%	22.00%	24.00%	100%	85.00%	95.00%
8/6/2025	4.00%	25.00%	30.00%	12.00%	10.00%	15.00%	9.00%	20.00%	16.00%	22.00%	24.00%	100%	85.00%	95.00%
8/20/2025	4.00%	25.00%	30.00%	12.00%	10.00%	15.00%	9.00%	20.00%	16.00%	22.00%	24.00%	100%	85.00%	95.00%
9/6/2025	4.00%	25.00%	30.00%	12.00%	10.00%	15.00%	9.00%	20.00%	16.00%	22.00%	24.00%	100%	85.00%	95.00%
9/20/2025	4.00%	25.00%	30.00%	12.00%	10.00%	15.00%	9.00%	20.00%	16.00%	22.00%	24.00%	100%	85.00%	95.00%
10/6/2025	4.00%	25.00%	30.00%	12.00%	10.00%	15.00%	9.00%	20.00%	16.00%	22.00%	24.00%	100%	85.00%	95.00%
10/20/2025	4.00%	25.00%	30.00%	12.00%	10.00%	15.00%	9.00%	20.00%	16.00%	22.00%	24.00%	100%	85.00%	95.00%
11/6/2025	4.00%	25.00%	30.00%	12.00%	10.00%	15.00%	9.00%	20.00%	16.00%	22.00%	24.00%	100%	85.00%	95.00%
11/20/2025	4.00%	22.00%	27.00%	11.00%	9.50%	13.00%	9.00%	17.00%	16.00%	22.00%	24.00%	100%	80.00%	90.00%
12/6/2025	4.00%	22.00%	27.00%	11.00%	9.50%	13.00%	9.00%	17.00%	16.00%	22.00%	24.00%	100%	80.00%	90.00%
12/20/2025	3.80%	19.00%	24.00%	10.50%	9.25%	11.50%	8.50%	14.00%	16.00%	22.00%	24.00%	100%	75.00%	85.00%

	Strategy 1 FIX 1‑Year N/A Fix Rate	Strategy 2 S&P 500 1‑Year 10% Buffer Cap	Strategy 3 FTBE 1‑Year 10% Buffer Cap	Strategy 4 S&P 500 1‑Year 10% Buffer Trigger	Strategy 5 S&P 500 1‑Year 10% Buffer Trigger	Strategy 6 S&P 500 1‑Year 20% Buffer Cap	Strategy 7 S&P 500 1‑Year 20% Buffer Trigger	Strategy 8 S&P 500 1‑Year ‑10% Floor Cap	Strategy 9 MSCI EAFE 1‑Year ‑10% Floor Cap	Strategy 10 iYR 1‑Year ‑10% Floor Cap	Strategy 11 GLD 1‑Year ‑10% Floor Cap	Strategy 12 S&P 500 5‑Year 10% Buffer Par Rate	Strategy 13 S&P 500 5‑Year 20% Buffer Cap	Strategy 14 S&P 500 5‑Year 10% Buffer Cap
PURCHASE PAYMENTS BELOW $250,000
1/6/2025	3.60%	10.50%	13.50%	7.75%	5.50%	7.00%	6.25%	10.00%	12.00%	17.00%	20.00%	100%	43.00%	N/A
1/20/2025	3.60%	10.50%	13.50%	7.75%	5.50%	7.00%	6.25%	10.00%	12.00%	17.00%	20.00%	100%	43.00%	N/A
2/6/2025	3.90%	13.50%	15.00%	9.50%	7.50%	8.75%	7.75%	12.00%	15.00%	20.00%	23.00%	100%	48.00%	N/A
2/20/2025	4.00%	14.00%	16.00%	10.00%	7.75%	9.00%	8.00%	12.50%	16.00%	22.00%	24.00%	101%	50.00%	N/A
3/6/2025	4.00%	14.00%	16.00%	10.00%	7.75%	9.00%	8.00%	12.50%	16.00%	22.00%	24.00%	105%	50.00%	N/A
3/20/2025	4.00%	14.00%	16.00%	10.00%	7.75%	9.00%	8.00%	12.50%	16.00%	22.00%	24.00%	105%	50.00%	N/A
4/6/2025	4.00%	14.00%	16.00%	10.00%	7.75%	9.00%	8.00%	12.50%	16.00%	22.00%	24.00%	105%	50.00%	N/A
4/20/2025	4.00%	14.00%	16.00%	10.00%	7.75%	9.00%	8.00%	12.50%	16.00%	22.00%	24.00%	105%	50.00%	N/A
5/6/2025	4.00%	16.00%	16.00%	12.00%	10.00%	11.00%	9.00%	14.00%	16.00%	22.00%	24.00%	105%	60.00%	N/A
5/20/2025	4.00%	16.00%	16.00%	12.00%	10.00%	11.00%	9.00%	14.00%	16.00%	22.00%	24.00%	105%	60.00%	N/A
6/6/2025	4.00%	16.00%	16.00%	12.00%	10.00%	11.00%	9.00%	14.00%	16.00%	22.00%	24.00%	105%	90.00%	200.00%
6/20/2025	4.00%	16.00%	16.00%	12.00%	10.00%	11.00%	9.00%	14.00%	16.00%	22.00%	24.00%	105%	90.00%	200.00%
7/6/2025	4.00%	16.00%	16.00%	12.00%	10.00%	11.00%	9.00%	14.00%	16.00%	22.00%	24.00%	105%	90.00%	200.00%
7/20/2025	4.00%	25.00%	30.00%	12.00%	10.00%	15.00%	9.00%	20.00%	16.00%	22.00%	24.00%	100%	85.00%	95.00%
8/6/2025	4.00%	25.00%	30.00%	12.00%	10.00%	15.00%	9.00%	20.00%	16.00%	22.00%	24.00%	100%	85.00%	95.00%
8/20/2025	4.00%	25.00%	30.00%	12.00%	10.00%	15.00%	9.00%	20.00%	16.00%	22.00%	24.00%	100%	85.00%	95.00%
9/6/2025	4.00%	25.00%	30.00%	12.00%	10.00%	15.00%	9.00%	20.00%	16.00%	22.00%	24.00%	100%	85.00%	95.00%
9/20/2025	4.00%	25.00%	30.00%	12.00%	10.00%	15.00%	9.00%	20.00%	16.00%	22.00%	24.00%	100%	85.00%	95.00%
10/6/2025	4.00%	25.00%	30.00%	12.00%	10.00%	15.00%	9.00%	20.00%	16.00%	22.00%	24.00%	100%	85.00%	95.00%
10/20/2025	4.00%	25.00%	30.00%	12.00%	10.00%	15.00%	9.00%	20.00%	16.00%	22.00%	24.00%	100%	85.00%	95.00%
11/6/2025	4.00%	25.00%	30.00%	12.00%	10.00%	15.00%	9.00%	20.00%	16.00%	22.00%	24.00%	100%	85.00%	95.00%
11/20/2025	4.00%	22.00%	27.00%	11.00%	9.50%	13.00%	9.00%	17.00%	16.00%	22.00%	24.00%	100%	80.00%	90.00%
12/6/2025	4.00%	22.00%	27.00%	11.00%	9.50%	13.00%	9.00%	17.00%	16.00%	22.00%	24.00%	100%	80.00%	90.00%
12/20/2025	3.80%	19.00%	24.00%	10.50%	9.25%	11.50%	8.50%	14.00%	16.00%	22.00%	24.00%	100%	75.00%	85.00%

	Strategy 1 FIX 1‑Year N/A Fix Rate	Strategy 2 S&P 500 1‑Year 10% Buffer Cap	Strategy 3 FTBE 1‑Year 10% Buffer Cap	Strategy 4 S&P 500 1‑Year 10% Buffer Trigger	Strategy 5 S&P 500 1‑Year 10% Buffer Trigger	Strategy 6 S&P 500 1‑Year 20% Buffer Cap	Strategy 7 S&P 500 1‑Year 20% Buffer Trigger	Strategy 8 S&P 500 1‑Year ‑10% Floor Cap	Strategy 9 MSCI EAFE 1‑Year ‑10% Floor Cap	Strategy 10 iYR 1‑Year ‑10% Floor Cap	Strategy 11 GLD 1‑Year ‑10% Floor Cap	Strategy 12 S&P 500 5‑Year 10% Buffer Par Rate	Strategy 13 S&P 500 5‑Year 20% Buffer Cap	Strategy 14 S&P 500 5‑Year 10% Buffer Cap
PURCHASE PAYMENTS $250,000 AND OVER
1/6/2024	3.90%	15.00%	35.00%	N/A	N/A	N/A	N/A	14.50%	9.95%	14.45%	16.00%	N/A	N/A	N/A
1/20/2024	3.90%	12.50%	35.00%	N/A	N/A	N/A	N/A	12.00%	9.95%	14.45%	16.00%	N/A	N/A	N/A
2/6/2024	3.90%	12.50%	35.00%	N/A	N/A	N/A	N/A	12.00%	9.95%	14.45%	16.00%	N/A	N/A	N/A
2/20/2024	3.90%	12.50%	35.00%	N/A	N/A	N/A	N/A	12.00%	9.95%	14.45%	16.00%	N/A	N/A	N/A
3/6/2024	3.90%	12.50%	35.00%	N/A	N/A	N/A	N/A	12.00%	9.95%	14.45%	16.00%	N/A	N/A	N/A
3/20/2024	3.90%	12.50%	35.00%	N/A	N/A	N/A	N/A	12.00%	9.95%	14.45%	16.00%	N/A	N/A	N/A
4/6/2024	3.90%	12.50%	35.00%	N/A	N/A	N/A	N/A	12.00%	9.95%	14.45%	16.00%	N/A	N/A	N/A
4/20/2024	3.90%	12.50%	35.00%	N/A	N/A	N/A	N/A	12.00%	9.95%	14.45%	16.00%	N/A	N/A	N/A
5/6/2024	3.90%	12.50%	35.00%	N/A	N/A	N/A	N/A	12.00%	9.95%	14.45%	16.00%	N/A	N/A	N/A
5/20/2024	4.00%	13.75%	18.75%	9.50%	7.00%	9.70%	8.00%	14.00%	18.00%	18.00%	21.00%	101%	56.00%	N/A
6/6/2024	4.00%	13.75%	18.75%	9.50%	7.00%	9.70%	8.00%	14.00%	18.00%	18.00%	21.00%	101%	56.00%	N/A
6/20/2024	4.00%	13.75%	18.75%	9.50%	7.00%	9.70%	8.00%	14.00%	18.00%	18.00%	21.00%	101%	56.00%	N/A
7/6/2024	4.00%	13.75%	18.75%	9.50%	7.00%	9.70%	8.00%	14.00%	18.00%	18.00%	21.00%	101%	56.00%	N/A
7/20/2024	4.00%	13.75%	18.75%	9.50%	7.00%	9.70%	8.00%	14.00%	18.00%	18.00%	21.00%	101%	56.00%	N/A
8/6/2024	4.00%	13.75%	18.75%	9.50%	7.00%	9.70%	8.00%	14.00%	18.00%	18.00%	21.00%	101%	56.00%	N/A
8/20/2024	4.00%	11.75%	16.75%	8.25%	6.00%	7.70%	7.00%	12.00%	15.00%	18.00%	21.00%	101%	50.00%	N/A
9/6/2024	4.00%	11.75%	16.75%	8.25%	6.00%	7.70%	7.00%	12.00%	15.00%	18.00%	21.00%	101%	50.00%	N/A
9/20/2024	3.70%	10.75%	13.75%	8.00%	6.00%	7.50%	6.50%	11.00%	13.00%	18.00%	21.00%	101%	45.00%	N/A
10/6/2024	3.70%	10.75%	13.75%	8.00%	6.00%	7.50%	6.50%	11.00%	13.00%	18.00%	21.00%	101%	45.00%	N/A
10/20/2024	3.70%	10.75%	13.75%	8.00%	6.00%	7.50%	6.50%	11.00%	13.00%	18.00%	21.00%	101%	45.00%	N/A
11/6/2024	3.70%	10.75%	13.75%	8.00%	6.00%	7.50%	6.50%	11.00%	13.00%	18.00%	21.00%	101%	45.00%	N/A
11/20/2024	3.70%	10.75%	13.75%	8.00%	6.00%	7.50%	6.50%	11.00%	13.00%	18.00%	21.00%	101%	45.00%	N/A
12/6/2024	3.70%	10.75%	13.75%	8.00%	6.00%	7.50%	6.50%	11.00%	13.00%	18.00%	21.00%	101%	45.00%	N/A
12/20/2024	3.70%	10.75%	13.75%	8.00%	6.00%	7.50%	6.50%	11.00%	13.00%	18.00%	21.00%	101%	45.00%	N/A

	Strategy 1 FIX 1‑Year N/A Fix Rate	Strategy 2 S&P 500 1‑Year 10% Buffer Cap	Strategy 3 FTBE 1‑Year 10% Buffer Cap	Strategy 4 S&P 500 1‑Year 10% Buffer Trigger	Strategy 5 S&P 500 1‑Year 10% Buffer Trigger	Strategy 6 S&P 500 1‑Year 20% Buffer Cap	Strategy 7 S&P 500 1‑Year 20% Buffer Trigger	Strategy 8 S&P 500 1‑Year ‑10% Floor Cap	Strategy 9 MSCI EAFE 1‑Year ‑10% Floor Cap	Strategy 10 iYR 1‑Year ‑10% Floor Cap	Strategy 11 GLD 1‑Year ‑10% Floor Cap	Strategy 12 S&P 500 5‑Year 10% Buffer Par Rate	Strategy 13 S&P 500 5‑Year 20% Buffer Cap	Strategy 14 S&P 500 5‑Year 10% Buffer Cap
PURCHASE PAYMENTS BELOW $250,000
1/6/2024	3.85%	14.00%	30.00%	N/A	N/A	N/A	N/A	13.50%	9.45%	13.95%	15.00%	N/A	N/A	N/A
1/20/2024	3.85%	11.50%	30.00%	N/A	N/A	N/A	N/A	11.00%	9.45%	13.95%	15.00%	N/A	N/A	N/A
2/6/2024	3.85%	11.50%	30.00%	N/A	N/A	N/A	N/A	11.00%	9.45%	13.95%	15.00%	N/A	N/A	N/A
2/20/2024	3.85%	11.50%	30.00%	N/A	N/A	N/A	N/A	11.00%	9.45%	13.95%	15.00%	N/A	N/A	N/A
3/6/2024	3.85%	11.50%	30.00%	N/A	N/A	N/A	N/A	11.00%	9.45%	13.95%	15.00%	N/A	N/A	N/A
3/20/2024	3.85%	11.50%	30.00%	N/A	N/A	N/A	N/A	11.00%	9.45%	13.95%	15.00%	N/A	N/A	N/A
4/6/2024	3.85%	11.50%	30.00%	N/A	N/A	N/A	N/A	11.00%	9.45%	13.95%	15.00%	N/A	N/A	N/A
4/20/2024	3.85%	11.50%	30.00%	N/A	N/A	N/A	N/A	11.00%	9.45%	13.95%	15.00%	N/A	N/A	N/A
5/6/2024	3.85%	11.50%	30.00%	N/A	N/A	N/A	N/A	11.00%	9.45%	13.95%	15.00%	N/A	N/A	N/A
5/20/2024	3.90%	13.50%	18.50%	9.25%	6.50%	9.50%	7.75%	13.00%	17.00%	17.00%	20.00%	100%	52.00%	N/A
6/6/2024	3.90%	13.50%	18.50%	9.25%	6.50%	9.50%	7.75%	13.00%	17.00%	17.00%	20.00%	100%	52.00%	N/A
6/20/2024	3.90%	13.50%	18.50%	9.25%	6.50%	9.50%	7.75%	13.00%	17.00%	17.00%	20.00%	100%	52.00%	N/A
7/6/2024	3.90%	13.50%	18.50%	9.25%	6.50%	9.50%	7.75%	13.00%	17.00%	17.00%	20.00%	100%	52.00%	N/A
7/20/2024	3.90%	13.50%	18.50%	9.25%	6.50%	9.50%	7.75%	13.00%	17.00%	17.00%	20.00%	100%	52.00%	N/A
8/6/2024	3.90%	13.50%	18.50%	9.25%	6.50%	9.50%	7.75%	13.00%	17.00%	17.00%	20.00%	100%	52.00%	N/A
8/20/2024	3.90%	11.50%	16.50%	8.00%	5.50%	7.50%	6.75%	11.00%	14.00%	17.00%	20.00%	100%	48.00%	N/A
9/6/2024	3.90%	11.50%	16.50%	8.00%	5.50%	7.50%	6.75%	11.00%	14.00%	17.00%	20.00%	100%	48.00%	N/A
9/20/2024	3.60%	10.50%	13.50%	7.75%	5.50%	7.00%	6.25%	10.00%	12.00%	17.00%	20.00%	100%	43.00%	N/A
10/6/2024	3.60%	10.50%	13.50%	7.75%	5.50%	7.00%	6.25%	10.00%	12.00%	17.00%	20.00%	100%	43.00%	N/A
10/20/2024	3.60%	10.50%	13.50%	7.75%	5.50%	7.00%	6.25%	10.00%	12.00%	17.00%	20.00%	100%	43.00%	N/A
11/6/2024	3.60%	10.50%	13.50%	7.75%	5.50%	7.00%	6.25%	10.00%	12.00%	17.00%	20.00%	100%	43.00%	N/A
11/20/2024	3.60%	10.50%	13.50%	7.75%	5.50%	7.00%	6.25%	10.00%	12.00%	17.00%	20.00%	100%	43.00%	N/A
12/6/2024	3.60%	10.50%	13.50%	7.75%	5.50%	7.00%	6.25%	10.00%	12.00%	17.00%	20.00%	100%	43.00%	N/A
12/20/2024	3.60%	10.50%	13.50%	7.75%	5.50%	7.00%	6.25%	10.00%	12.00%	17.00%	20.00%	100%	43.00%	N/A

C000261642 [Member] | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Standard Benefit Expense, Maximum [Dollars]
C000261642 [Member] | Extended Care Waiver [Member]
Item 10. Benefits Available [Line Items]
Standard Benefit Expense, Maximum [Dollars]
C000261642 [Member] | Free Withdrawal Allowance [Member]
Item 10. Benefits Available [Line Items]
Standard Benefit Expense, Maximum [Dollars]
C000261642 [Member] | Terminal Illness Waiver [Member]
Item 10. Benefits Available [Line Items]
Standard Benefit Expense, Maximum [Dollars]
C000261642 [Member] | Performance Lock [Member]
Item 10. Benefits Available [Line Items]
Standard Benefit Expense, Maximum [Dollars]